Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000027439 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Boston Trust Asset Management Fund
Average Annual Return, Percent	7.92%	7.22%	9.19%
C000027440 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Boston Trust Equity Fund
Average Annual Return, Percent	8.90%	10.10%	12.39%
C000027441 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Boston Trust Walden Balanced Fund
Average Annual Return, Percent	10.66%	6.46%	8.45%
C000027444 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Boston Trust Walden Equity Fund
Average Annual Return, Percent	13.34%	9.88%	12.19%
C000027445 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Boston Trust Walden Small Cap Fund
Average Annual Return, Percent	(4.01%)	6.75%	9.74%
C000052650 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Boston Trust Midcap Fund
Average Annual Return, Percent	4.35%	7.66%	10.16%
C000102803 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Boston Trust Walden Midcap Fund
Average Annual Return, Percent	4.85%	7.97%	10.23%
C000106778 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Boston Trust SMID Cap Fund
Average Annual Return, Percent	0.73%	7.58%	10.25%
C000106779 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Boston Trust Walden SMID Cap Fund
Average Annual Return, Percent	0.32%	7.45%	10.08%
C000129551 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Boston Trust Walden International Equity Fund
Average Annual Return, Percent	19.63%	7.61%	7.28%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
MSCI World ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA Index
Average Annual Return, Percent	31.85%	9.46%	8.55%
Bloomberg U S Treasury Bellwethers 3 Month [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwethers: 3 Month
Average Annual Return, Percent	4.23%	3.23%	2.21%
Bloomberg U S Government Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Average Annual Return, Percent	6.88%	(0.59%)	2.16%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Index
Average Annual Return, Percent	10.60%	8.67%	11.01%
Russell 2500TM C000106778 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Russell 2500TM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500TM Index
Average Annual Return, Percent	11.91%	7.26%	10.40%